Offerings - Offering: 1	May 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	14,150,000
Proposed Maximum Offering Price per Unit	313.42
Maximum Aggregate Offering Price	$ 4,434,893,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 612,458.73
Offering Note	(1) Amount registered represents additional common stock, par value $0.01 per share ("Common Stock"), of Roper Technologies, Inc. (the "Company"), issuable or transferrable pursuant to the Roper Technologies, Inc. 2021 Incentive Plan, as amended through May 19, 2026 (the "2021 Plan"), being registered on the Registration Statement on Form S-8 (the "Registration Statement") to which this exhibit relates. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional shares of Common Stock as may become issuable pursuant to the anti-dilution provisions of the 2021 Plan. (2) Maximum aggregate offering prices are estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based on the average of the high and low sale prices of the Common Stock as reported on The Nasdaq Stock Market LLC on May 13, 2026, which date is within five business days prior to filing.